CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - Naturalshrimp Incorporated [Member] - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Mar. 31, 2020	$ 500		$ 37,975	$ 43,533,242		$ (46,427,396)	$ (82,101)	$ (2,937,780)
Beginning balance, shares at Mar. 31, 2020	5,000,000	2,250	379,742,524
Issuance of common stock upon conversion			$ 3,974	547,047				551,021
Issuance of common stock upon conversion, shares			39,735,626
Reclass of derivative liability upon conversion or redemption of related convertible debentures				205,000				205,000
Purchase of Series B Preferred shares				3,250,000				3,250,000
Purchase of Series B Preferred shares, shares		3,250
Beneficial conversion feature related to the Series B Preferred Shares				1,335,000		(1,335,000)
Dividends payable on Series B PS						(317,085)		(317,085)
Series B PS Dividends in kind issued				134,442				134,442
Series B PS Dividends in kind issued, shares		115
Conversion of Series B PS to common stock			$ 11,351	(11,351)
Conversion of Series B PS to common stock, shares		(5,008)	113,517,030
Common stock issued in Vista Warrant settlement			$ 1,750	608,250				610,000
Common stock issued in Vista Warrant settlement, shares			17,500,000
Reclass of warrant liability upon the cancellation of warrants under Vista Warrant settlement				90,000				90,000
Common stock issued to consultants			$ 425	744,825				745,250
Common stock issued to consultants, shares			4,250,000
Beneficial conversion feature related to the Series D Preferred Shares				6,050,000				6,050,000
Amortization of beneficial conversion feature related to Series D Preferred Shares						(1,720,833)		(1,720,833)
Accretion on Series D Preferred shares						(302,500)		(302,500)
Commitment shares issued with Series D Preferred Shares			$ 600	(600)
Commitment shares issued with Series D Preferred Shares, shares			6,000,000
Common stock to be issued as finder’s fees related to asset acquisition					136,000			136,000
Beneficial conversion feature related to convertible debenture				163,636				163,636
Net loss						(3,580,454)	(5,729)	(3,586,183)
Ending balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000	(53,683,268)	(87,830)	3,070,968
Ending balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Ending balance, value at Dec. 31, 2021			$ 64,183	86,808,594	29,524,000	(101,798,974)
Ending balance, shares at Dec. 31, 2021			641,722,043
Beginning balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000	(53,683,268)	(87,830)	3,070,968
Beginning balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Issuance of common stock upon conversion			$ 133	421,353
Issuance of common stock upon conversion, shares			1,329,246
Conversion of Series B PS to common stock			$ 314	(314)
Conversion of Series B PS to common stock, shares			3,144,000
Conversion of Series D PS to common stock			$ 43	(43)
Stock Issued During Period, Shares, Conversion of Units			428,572
Exchange of Series D PS to Series E PS						(3,258,189)
Sale of common shares and warrants for cash, less offering costs and commitment shares			$ 3,577	17,273,546
Sale of common shares and warrants for cash, less offering costs and commitment shares, shares			35,772,729
Exercise of warrants related to the sale of common shares			$ 110	10,890
Exercise of warrants related to the sale of common shares, shares			1,100,000
Beneficial conversion feature related to the Series E Preferred Shares				3,269,505
Amortization of beneficial conversion feature related to Series E Preferred Shares						(817,376)
Redemption of Series D Preferred shares						(2,534,758)
Common shares to be issued for the acquisition of the non-controlling interest subsidiary’s remaining equity				(3,087,830)	2,000,000		87,830
Common shares to be issued for Patent acquisition					5,000,000
Common stock vested to consultants			$ 13	48,738	24,900
Common stock vested to consultants, shares			125,000
Ending balance, value at Jun. 30, 2021			$ 60,265	74,585,336	7,160,900	(62,856,334)
Ending balance, shares at Jun. 30, 2021			602,644,727
Beginning balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000	(53,683,268)	(87,830)	3,070,968
Beginning balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Issuance of common stock upon conversion			$ 133	421,353				421,486
Issuance of common stock upon conversion, shares			1,329,246
Series B PS Dividends in kind issued				278,400				278,400
Series B PS Dividends in kind issued, shares		232
Conversion of Series B PS to common stock			$ 1,007	(1,007)
Conversion of Series B PS to common stock, shares		(839)	10,068,000
Common stock issued to consultants			$ 48	158,285				158,333
Common stock issued to consultants, shares			476,946
Net loss						(86,297,748)		(86,297,748)
Conversion of Series D PS to common stock			$ 43	(43)
Stock Issued During Period, Shares, Conversion of Units			428,572
Exchange of Series D PS to Series E PS						(3,258,189)		(3,258,189)
Sale of common shares and warrants for cash, less offering costs and commitment shares			$ 3,577	17,273,546				17,277,123
Sale of common shares and warrants for cash, less offering costs and commitment shares, shares			35,772,729
Exercise of warrants related to the sale of common shares			$ 110	10,890				11,000
Exercise of warrants related to the sale of common shares, shares			1,100,000
Beneficial conversion feature related to the Series E Preferred Shares				3,439,219				3,439,219
Amortization of beneficial conversion feature related to Series E Preferred Shares						(3,349,198)		(3,349,198)
Redemption of Series D Preferred shares						(2,534,758)		(2,534,758)
Common shares to be issued for the acquisition of the non-controlling interest subsidiary’s remaining equity				(3,087,830)	2,000,000		87,830	(1,000,000)
Common shares to be issued for Patent acquisition					5,000,000			5,000,000
Common stock vested to consultants			$ 47	221,424				221,472
Common stock vested to consultants, shares			412,500
Common stock issued to employees			$ 18	82,954	24,600			107,572
Common stock issued to employees, shares			275,000
Common shares to be issued for Technical Rights Agreement					4,762,376			4,762,376
Revision of dividends payable on Series B Preferred Shares (See Note 2)						(182,639)		(182,639)
Conversion of Series E PS to common stock			$ 822	2,879,179				2,880,001
Conversion of Series E PS to common stock, shares			8,228,572
Dividends payable on Preferred Shares						(392,390)		(392,390)
Accretion of Series E Preferred Shares						(337,834)		(337,834)
Common shares issued for Technical Rights Agreement			$ 1,287	4,761,089	(4,762,376)
Common shares issued for Technical Rights Agreement, shares			12,871,287
Common shares issued for acquisition of non-controlling interest and Patent acquisition			$ 1,386	6,998,614	(7,000,000)
Common shares issued for acquisition of non-controlling interest and Patent acquisition, shares			13,861,386
Reclassification of warrants to liability				(2,935,000)				(2,935,000)
Common stock to be issued for legal settlement to NSH shareholders					29,388,000			29,388,000
Common stock issued for legal settlement to NSH shareholders			$ 2,889	9,413,060	(9,415,950)
Common stock issued for legal settlement to NSH shareholders, shares			28,494,706
Common stock issued for financing expense			$ 58	137,982				138,040
Common stock issued for financing expense, shares			580,000
Ending balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650	(150,036,023)		(33,133,766)
Ending balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Beginning balance, value at Jun. 30, 2021			$ 60,265	74,585,336	7,160,900	(62,856,334)
Beginning balance, shares at Jun. 30, 2021			602,644,727
Amortization of beneficial conversion feature related to Series E Preferred Shares						(1,341,948)
Common stock vested to consultants			$ 6	24,369	24,900
Common stock vested to consultants, shares			62,500
Revision of dividends payable on Series B Preferred Shares (See Note 2)						(182,639)
Ending balance, value at Sep. 30, 2021			$ 60,683	74,609,294	11,948,176	(67,408,142)
Ending balance, shares at Sep. 30, 2021			606,821,513
Conversion of Series B PS to common stock			$ 334	(334)
Conversion of Series B PS to common stock, shares			3,336,000
Beneficial conversion feature related to the Series E Preferred Shares				169,714
Amortization of beneficial conversion feature related to Series E Preferred Shares						(831,543)
Common stock vested to consultants			$ 21	99,054	(49,800)
Common stock vested to consultants, shares			112,500
Accretion of Series E Preferred Shares						(80,167)
Reclassification of warrants to liability				(2,935,000)
Common stock to be issued for legal settlement to NSH shareholders					29,388,000
Ending balance, value at Dec. 31, 2021			$ 64,183	86,808,594	29,524,000	(101,798,974)
Ending balance, shares at Dec. 31, 2021			641,722,043
Ending balance, value at Dec. 31, 2022			$ 76,894	119,464,471	662,767	(163,037,985)
Ending balance, shares at Dec. 31, 2022			768,561,129
Beginning balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650	(150,036,023)		(33,133,766)
Beginning balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Beneficial conversion feature related to the Series E Preferred Shares				99,000		(99,000)
Amortization of beneficial conversion feature related to Series E Preferred Shares						(42,500)
Common stock vested to consultants			$ 6	24,369
Common stock vested to consultants, shares
Accretion of Series E Preferred Shares						(278,500)
Common stock issued for legal settlement to NSH shareholders			$ 6,112	19,311,486	(19,317,598)
Common stock issued for legal settlement to NSH shareholders, shares			61,154,136
Ending balance, value at Jun. 30, 2022			$ 74,097	117,032,233	815,052	(152,758,426)
Ending balance, shares at Jun. 30, 2022			740,585,500
Beginning balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650	(150,036,023)		$ (33,133,766)
Beginning balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Ending balance, value at Dec. 31, 2022			$ 76,894	119,464,471	662,767	(163,037,985)
Ending balance, shares at Dec. 31, 2022			768,561,129
Beginning balance, value at Jun. 30, 2022			$ 74,097	117,032,233	815,052	(152,758,426)
Beginning balance, shares at Jun. 30, 2022			740,585,500
Amortization of beneficial conversion feature related to Series E Preferred Shares						(42,500)
Common stock vested to consultants			$ 6	24,369
Common stock vested to consultants, shares			62,500
Accretion of Series E Preferred Shares						(278,500)
Common stock issued for legal settlement to NSH shareholders			$ 40	127,646	(127,686)
Common stock issued for legal settlement to NSH shareholders, shares			404,067
Ending balance, value at Sep. 30, 2022			$ 75,170	118,061,820	662,767	(177,927,198)
Ending balance, shares at Sep. 30, 2022			751,322,954
Amortization of beneficial conversion feature related to Series E Preferred Shares						(28,048)
Common stock vested to consultants			$ 6	24,369
Common stock vested to consultants, shares			62,500
Accretion of Series E Preferred Shares						(198,333)
Ending balance, value at Dec. 31, 2022			$ 76,894	$ 119,464,471	$ 662,767	$ (163,037,985)
Ending balance, shares at Dec. 31, 2022			768,561,129